Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	€ 2,118.5	€ 1,471.9	€ 1,387.2
Proportionate share of OCI from equity method investments	(1.0)	0.0	0.0
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	(329.0)	120.4	272.5
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(16.6)	6.0	9.9
Transfers to net income	(3.1)	2.4	(22.0)
Other comprehensive income, net of taxes	(349.7)	128.8	260.4
Total comprehensive income, net of taxes	1,768.8	1,600.7	1,647.6
Total comprehensive income, attributable to equity holders	€ 1,768.8	€ 1,600.7	€ 1,647.6